Additional disclosure items G.2.1. Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Capital Commitments [Line Items]
Capital commitments	$ 285	$ 350
NetCo (UNIRED)
Capital Commitments [Line Items]
Capital commitments	6
1 year
Capital Commitments [Line Items]
Capital commitments	215	254
Total for all joint ventures
Capital Commitments [Line Items]
Capital commitments	19	$ 18
Total for all joint ventures | 1 year
Capital Commitments [Line Items]
Capital commitments	$ 19